Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8.	Commitments and Contingencies

Royalty Agreements

Pursuant to the Agreement and Plan of Merger entered into on April 11, 2016, by and between the Parent’s predecessor entities, LAT Pharma and NanoAntibiotics, Inc., the Parent is obligated to pay a 5% royalty on net sales of BIV201 (continuous infusion terlipressin) to be shared by the members of LAT Pharma Members, PharmaIn Corporation, and The Barrett Edge, Inc. The assignment of this royalty agreement to the Company will be effected upon completion of the IPO.

Pursuant to the Technology Transfer Agreement entered into on July 25, 2016, by and between the Parent and the University of Padova (Italy), the Parent was obligated to pay a 5% on net sales (capped at a maximum of $200,000 per year) of all terlipressin products covered by US Patent No. 11364277, expiring in 2036 and the European Patent No. EP3347032, expiring in 2036 and pending patent applications in the U.S., Europe, China and Japan, related to the administration of terlipressin as a continuous infusion for the treatment of ascites. The assignment of this technology transfer agreement to the Company will be effected upon completion of the IPO.

Pursuant to the Intellectual Property Rights Agreement entered into on April 18, 2019, by and between BioVie and DOCUCHEM SLU BioVie is obligated to pay DOCUCHEM SLU $25,000 on the issuance of the U.S. patent for terlipressin and $50,000 each calendar year in which the gross sales in the U.S. of a product covered by a claim of an issued U.S. patent as directed to terlipressin exceeds $10,000,000. The assignment of this technology transfer agreement to the Company will be effected upon completion of the IPO.

Legal Proceedings

From time to time the Parent and/or the Company may be involved in various claims and legal actions arising in the ordinary course of our business.

On January 19, 2024, a purported securities class action complaint, captioned Eric Olmstead v. BioVie Inc. et al., No. 3:24-cv-00035, was filed in the U.S. District Court for the District of Nevada, naming the Parent and certain of its officers as defendants. On February 22, 2024, a second, related putative securities class action was filed in the same court asserting similar claims against the same defendants, captioned Way v. BioVie Inc. et al., No. 2:24-cv-00361. On April 15, 2024, the court consolidated these two actions under the caption In re BioVie Inc. Securities Litigation, No. 3:24-cv-00035, appointed the lead plaintiff, and approved selection of the lead counsel. On June 21, 2024, the lead plaintiff filed an amended complaint, alleging that the defendants made material misrepresentations and/or omissions of material fact relating to the Company’s business, operations, compliance, and prospects, including information related to the NM101 Phase 3 study and trial of bezisterim (NE3107) in mild to moderate probable AD, in violation of Sections 10(b) and 20(a) of the  Exchange Act, and Rule 10b-5 promulgated thereunder. The class action is on behalf of purchasers of the Company’s securities during the period from December 7, 2022 through November 28, 2023, and seeks unspecified monetary damages on behalf of the putative class and an award of costs and expenses, including attorney’s fees. The defendants filed a motion to dismiss the amended complaint on August 21, 2024, and that motion was fully briefed as of December 5, 2024. On March 27, 2025, the court denied the defendants’ motion to dismiss, and the parties are now engaged in fact discovery.

Three shareholder derivative lawsuits piggy-backing on the securities class action were filed in the United States District Court for the District of Nevada, allegedly on behalf of the Parent, by three putative stockholders: Andrew Hulm on December 30, 2024; William Settel on April 28, 2025 and Cline Wilkerson on September 11, 2025, (collectively the “Related Derivative Lawsuits”). Each Related Derivative Lawsuit names the same current and former officers and directors as defendants and alleges essentially the same claims: that the defendants breached their fiduciary duties by causing or failing to prevent the securities violations alleged in the securities class action, and related claims for unjust enrichment, waste of corporate assets, gross mismanagement, and abuse of control. On September 29, 2025, at the request of the parties, the court consolidated all three Related Derivative Lawsuits under the caption In re BioVie Inc. Derivative Litigation, Case No. 3:24-cv-0602-CSD.

The Parent believes that the claims are without merit and intends to defend vigorously against them, but there can be no assurances as to the outcome. The Company will be indemnified under the terms of the separation with the Parent which will be effective upon completion of the IPO.

8.	Commitments and Contingencies

Royalty Agreements

Pursuant to the Agreement and Plan of Merger entered into on April 11, 2016, by and between the Parent’s predecessor entities, LAT Pharma and NanoAntibiotics, Inc., the Parent was obligated to pay a 5% royalty on net sales of BIV201 (continuous infusion terlipressin) to be shared by the members of LAT Pharma Members, PharmaIn Corporation, and The Barrett Edge, Inc. The assignment of this royalty agreement to the Company will be effected upon completion of the IPO.

Pursuant to the Technology Transfer Agreement entered into on July 25, 2016, by and between the Parent and the University of Padova (Italy), the Parent was obligated to pay a 5% royalty on net sales (capped at a maximum of $200,000 per year) of all terlipressin products covered by US patent No. 11364277, expiring in 2036 and the European Patent No. EP3347032, expiring in 2036 and other pending patent applications in the U.S., Europe, China and Japan related to the administration of terlipressin as a continuous infusion for the treatment of ascites. The assignment of this technology transfer agreement to the Company will be effected upon completion of the IPO.

Legal Proceedings

From time to time the Parent and the Company may be involved in various claims and legal actions arising in the ordinary course of our business.

On January 19, 2024, a purported shareholder class action complaint, captioned Eric Olmstead v. BioVie Inc. et al., No. 3:24-cv-00035, was filed in the U.S. District Court for the District of Nevada, naming BioVie Inc. and certain of its officers as defendants. On February 22, 2024, a second, related putative securities class action was filed in the same court asserting similar claims against the same defendants, captioned Way v. BioVie Inc. et al., No. 2:24-cv-00361. On April 15, 2024, the court consolidated these two actions under the caption In re BioVie Inc. Securities Litigation, No. 3:24-cv-00035, appointed the lead plaintiff, and approved selection of the lead counsel. On June 21, 2024, the lead plaintiff filed an amended complaint, alleging that the defendants made material misrepresentations and/or omissions of material fact relating to the BioVie Inc.’s business, operations, compliance, and prospects, including information related to the NM101 Phase 3 study and trial of bezisterim (NE3107) in mild to moderate probable AD, in violation of Sections 10(b) and 20(a) of the  Exchange Act, and Rule 10b-5 promulgated thereunder. The class action is on behalf of purchasers of the BioVie Inc.’s securities during the period from December 7, 2022 through November 28, 2023, and seeks unspecified monetary damages on behalf of the putative class and an award of costs and expenses, including attorney’s fees. The defendants filed a motion to dismiss the amended complaint on August 21, 2024, and that motion was fully briefed as of December 5, 2024. On March 27, 2025, the court denied the defendants’ motion to dismiss, and the parties are now engaged in the early stages of fact discovery.

On December 30, 2024, a shareholder derivative lawsuit was filed in the United States District Court for the District of Nevada by putative stockholder Andrew Hulm, allegedly on behalf of the BioVie Inc., that piggy-backs on the securities class action also pending in that court. The derivative complaint names certain current and former officers and directors as defendants and generally alleges that they breached their fiduciary duties by causing or failing to prevent the securities violations alleged in the securities class action. The derivative complaint also alleges claims for unjust enrichment, waste of corporate assets, gross mismanagement, and abuse of control as against all defendants. On March 18, 2025, the court ordered the Hulm derivative lawsuit stayed, pending resolution of the motion to dismiss the securities class action described above.

On April 28, 2025, a second shareholder derivative lawsuit was filed in the United States District Court for the District of Nevada by putative stockholder William Settel, allegedly on behalf of the BioVie Inc., that likewise piggy-backs on the securities class action. The Settel derivative complaint alleges essentially the same claims as the Hulm derivative action against the same defendants based on the same alleged conduct.

BioVie Inc. believes that the claims are without merit and intends to defend vigorously against them, but there can be no assurances as to the outcome.